Fair Values of Assets and Liabilities (Fair value option) (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgages Held For Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages Held-for-sale, Fair Value Disclosure	$ 278,928	$ 452,949
Mortgages Held For Sale, Unpaid Principal	276,945	438,254
Fair Value, Option, Aggregate Differences, Loans and Long-term Receivables	1,983	14,695
Automobile Loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans Receivable, Fair Value Disclosure	52,286	142,762
Loans Receivable, Unpaid Principal	50,800	140,916
Fair Value, Option, Aggregate Differences, Loans and Long-term Receivables	1,486	1,846
Securitization Trust Notes Payable
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term Debt, Fair Value	0	0
Long-term Debt, Unpaid Principal	0	0
Fair Value, Option, Aggregate Differences, Long-term Debt Instruments	$ 0	$ 0